Goodwill, Intangible and Long-Lived Assets (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Carrying value of intangible assets
Weighted-average amortization period (in years)	11 years	11 years	9 years
Gross	$ 435,982	$ 443,263	$ 442,366
Accumulated amortization	(323,929)	(303,902)	(279,102)
Net value	112,053	139,361	163,264
Trademarks with indefinite lives	143,318	149,766	150,035
Total intangible assets	$ 255,371	$ 289,127	$ 313,299
Software [Member]
Carrying value of intangible assets
Weighted-average amortization period (in years)	8 years	8 years	8 years
Gross	$ 123,863	$ 126,258	$ 114,404
Accumulated amortization	(95,008)	(88,384)	(77,018)
Net value	$ 28,855	$ 37,874	$ 37,386
All Other [Member]
Carrying value of intangible assets
Weighted-average amortization period (in years)	12 years	12 years	10 years
Gross	$ 312,119	$ 317,005	$ 327,962
Accumulated amortization	(228,921)	(215,518)	(202,084)
Net value	$ 83,198	$ 101,487	$ 125,878